ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of reconciliation of changes in assets held for sale

a) Assets held for sale:

	Properties held for sale	Other assets held for sale	Total
Balance as of January 1, 2022	—	—	—
Business combination	268,385	—	268,385
Transfers	322,430	—	322,430
Sale of agricultural properties held for sale	(550,432)	—	(550,432)
Balance as of December 31, 2022	40,383	—	40,383
Additions	—	1,795,773	1,795,773
Transfers	444,782	—	444,782
Sale of agricultural properties held for sale	(142,773)	—	(142,773)
Balance as of December 31, 2023	342,392	1,795,773	2,138,165

Schedule of other assets held for sale

As mentioned in explanatory note 2, the balances corresponding to Norgás’ and TUP Porto São Luis S.A financial position were reclassified to the heading of assets and liabilities held for sale are shown below:

	Norgás	TUP Porto São Luis S.A	Total
Cash and cash equivalents	—	48,231	48,231
Other current tax receivable	—	3,030	3,030
Dividends and interest on equity capital receivable	18,646	—	18,646
Investments in associates	892,854	—	892,854
Property, plant and equipment	—	395,757	395,757
Intangible assets	—	437,220	437,220
Other assets	—	35	35
Total	911,500	884,273	1,795,773

Schedule of liabilities held for sale

b) Liabilities held for sale:

	Norgás	TUP Porto São Luis S.A	Total
Trade payables	—	17,248	17,248
Employee benefits payables	—	1,828	1,828
Other liabilities	—	456	456
Deferred income and social contribution taxes	152,255	66,606	218,861
Total	152,255	86,138	238,393

Schedule of discontinued operation result

As mentioned in Explanatory Note 2, the balances corresponding to Norgás’s income statements were reclassified to the profit or loss item of discontinued transactions as follows:

	12/31/2023	12/31/2022 (Reclassified)
Equity income	45,419	49,846
Controlling shareholders	23,164	25,421
Non-controlling shareholders	22,255	24,425

Schedule of reclassification of profit or loss and cash flow
	12/31/2022	Reclassification	12/31/2022 (i)
Income before equity income and net financial result	7,483,843	—	7,483,843

Equity income (loss) in associates	468,743	(49,846)	418,897
Equity income (loss) of jointly controlled companies	(92,179)	—	(92,179)
Equity income (loss)	376,564	(49,846)	326,718

Net financial result	(5,157,936)	—	(5,157,936)

Profit before income tax and social contribution	2,702,471	(49,846)	2,652,625

Income tax and social contribution	118,404	—	118,404

Net profit from continuing operations	2,820,875	(49,846)	2,771,029
Profit for the year from discontinued operations, net of taxes	—	49,846	49,846
Net profit for the year	2,820,875	—	2,820,875

i) Amounts after the reclassification of the discontinued operation.

d) Reclassification of comparative cash flow balance:

	12/31/2022	Reclassification	12/31/2022 (i)
Cash flow from operating activities
Profit before income tax and social contribution	2,702,471	(49,846)	2,652,625
Equity income (loss) in subsidiaries and associates	(468,743)	49,846	(418,897)
Other items of operating	7,738,504	—	7,738,504
Net cash (used) generated in Operating activities	9,972,232	—	9,972,232

Cash flow from investing activities
Dividends received from subsidiaries and associates	323,096	(44,969)	278,127
Discontinued operation	—	44,969	44,969
Other items of investing activities	(21,049,660)	—	(21,049,660)
Net cash used in investing activities	(20,726,564)	—	(20,726,564)

Net cash generated in financing activities	8,286,259	—	8,286,259

Decrease in cash and cash equivalents	(2,468,073)	—	(2,468,073)

Cash and cash equivalents at beginning of year	16,174,130	—	16,174,130
Effect of exchange rate variation on the balance of cash and cash equivalents	(404,341)	—	(404,341)
Cash and cash equivalents at end of year	13,301,716	—	13,301,716

i) Amounts after the reclassification of the discontinued operation.